Share-based payment plans - Narrative (Details)	1 Months Ended	9 Months Ended
	Jun. 30, 2020 warrant $ / shares	Sep. 30, 2020 USD ($) shares shares	Sep. 30, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized for employee and other services received | $		$ 1,813,000	$ 1,279,000
Stock options, restricted shares and warrants canceled (in shares)		375,731
Stock options exercised (in shares)		24,828
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of shares outstanding (in shares)		24,828
Issuance of ordinary shares | $		$ 540
Share premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of ordinary shares | $		$ 31,425
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)		1,102,400
Award vesting period		4 years
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Number of other equity instruments granted in share-based payment arrangement | warrant	252,000
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in dollars per share) | $ / shares	$ 1.51
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested (in shares)		620,508
One-year anniversary | Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		1 year
Award vesting percentage		25.00%
One-year anniversary alternative | Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		2 years
Award vesting percentage		50.00%